Summary of Significant Accounting Policies (Details) - Schedule of Depreciation and Amortization are Provided for on a Straight-Line Basis Over the Estimated Useful Lives of the Related Assets	Jun. 30, 2024
Furniture and fixtures [Member]
Schedule of Depreciation and Amortization Straight-Line Basis Over the Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member]
Schedule of Depreciation and Amortization Straight-Line Basis Over the Estimated Useful Lives [Line Items]
Estimated useful lives	3 years 3 months 29 days
Minimum [Member] | Electronic equipment [Member]
Schedule of Depreciation and Amortization Straight-Line Basis Over the Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Leasehold improvements [Member]
Schedule of Depreciation and Amortization Straight-Line Basis Over the Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Maximum [Member] | Electronic equipment [Member]
Schedule of Depreciation and Amortization Straight-Line Basis Over the Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Leasehold improvements [Member]
Schedule of Depreciation and Amortization Straight-Line Basis Over the Estimated Useful Lives [Line Items]
Estimated useful lives	3 years